UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

99 High Street, Suite 2802

Boston, MA 02110-2663

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

99 High Street, Suite 2802

Boston, MA 02110-2663

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

AGF U.S. Market Neutral Anti-Beta Fund Ticker: BTAL | Exchange: NYSE Arca, Inc. Semi-Annual Shareholder Report — December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about AGF U.S. Market Neutral Anti-Beta Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.agf.com/us/products/btal/index.jsp . You can also request this information by contacting us toll-free at 1-888-893-2202.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BTAL	$76	1.52%

*	Annualized.

Key Fund Statistics

Net Assets	$346,939,445
Number of Portfolio Holdings	403
Portfolio Turnover Rate	45%

Where can I find additional information about the Fund?
Additional information is available at
https://www.agf.com/us/products/btal/index.jsp, including its:
● Prospectus
● Financial Information
● Holdings
● Proxy Voting Information
● Fund Commentary
● Updated Performance

Fund Sector Weights (Based on Net Assets)

	% of Long Weight	% of Short Weight

Communication Services	3.2%	-3.1%
Consumer Discretionary	9.4%	-9.2%
Consumer Staples	4.2%	-4.3%
Energy	3.1%	-3.0%
Financials	12.3%	-11.9%
Health Care	8.3%	-8.4%
Industrials	13.1%	-12.2%
Information Technology	11.4%	-11.3%
Materials	4.0%	-3.7%
Real Estate	4.6%	-4.5%
Utilities	3.5%	-3.4%

Top Ten Holdings (Based on Net Assets)

Long		Short
Alaska Air Group, Inc.	0.5%	Broadcom, Inc.	-0.6%
Lululemon Athletica, Inc.	0.5%	Marvell Technology, Inc.	-0.5%
American Airlines Group, Inc.	0.5%	Tesla, Inc.	-0.5%
VeriSign, Inc.	0.5%	Palantir Technologies, Inc.	-0.5%
Darden Restaurants, Inc.	0.4%	Rivian Automotive, Inc.	-0.5%
Fox Corp.	0.4%	Teradyne, Inc.	-0.5%
VF Corp.	0.4%	Dick’s Sporting Goods, Inc.	-0.4%
CME Group, Inc.	0.4%	Doximity, Inc.	-0.4%
Endeavor Group Holdings, Inc.	0.4%	Blackrock, Inc.	-0.4%
Southwest Airlines Co.	0.4%	Roku, Inc.	-0.4%

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-357-3715 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

AGF U.S. Market Neutral Anti-Beta Fund Semi-Annual Shareholder Report — December 31, 2024

BTAL1224

(b)	Not applicable.

Item 2. Code of Ethics.

Disclosure required in registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements

December 31, 2024

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.agf.com/us. Please read the prospectus carefully before you invest.

Risks: There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. For further risk information on each Fund, please read the prospectus.

AGF U.S. Market Neutral Anti-Beta Fund (BTAL)(AGF ETF) specific risks: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. There is a risk that during a ‘‘bull’’ market, when most equity securities and long only Exchange Traded Funds (‘‘ETFs’’) are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk.

Shares of the AGF ETF are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within the ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

Table of Contents

1	Schedule of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
25	Miscellaneous Information
26	Form N-CSR – Items 8-11

AGF U.S. Market Neutral Anti-Beta Fund invests in certain securities long and certain securities short, and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then the Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, the Fund will generate a negative return.

The Dow Jones U.S. Thematic Market Neutral Low Beta Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by AGF Management Limited. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by AGF Management Limited. AGF U.S. Market Neutral Anti-Beta Fund (symbol BTAL) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the AGF U.S. Market Neutral Anti-Beta Fund or any member of the public regarding the advisability of investing in securities generally or in AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices’ only relationship to AGF Management Limited with respect to the Dow Jones U.S. Thematic Market Neutral Low Beta Index is the licensing of the Dow Jones U.S. Thematic Market Neutral Low Beta Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Dow Jones U.S. Thematic Market Neutral Low Beta Index is determined, composed and calculated by S&P Dow Jones Indices without regard to AGF Management Limited or the AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation to take the needs of AGF Management Limited or the owners of AGF U.S. Market Neutral Anti-Beta Fund into consideration in determining, composing or calculating the Dow Jones U.S. Thematic Market Neutral Low Beta Index. S&P Dow Jones Indices is not responsible for and have not participated in the determination of the prices, and amount of AGF U.S. Market Neutral Anti-Beta Fund or the timing of the issuance or sale of AGF U.S. Market Neutral Anti-Beta Fund. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of AGF U.S. Market Neutral Anti-Beta Fund.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AGF MANAGEMENT LIMITED, OWNERS OF THE AGF U.S. MARKET NEUTRAL ANTI-BETA FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES U.S. THEMATIC MARKET NEUTRAL LOW BETA INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AGF MANAGEMENT LIMITED, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Long Positions - 77.0%

Common Stocks - 77.0%

Aerospace & Defense - 1.9%
General Dynamics Corp.(a)	4,862	1,281,088
HEICO Corp.(a)	5,236	1,244,807
Lockheed Martin Corp.(a)	2,618	1,272,191
Northrop Grumman Corp.(a)	2,992	1,404,116
RTX Corp.(a)	11,968	1,384,937
		6,587,139
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.(a)	13,090	1,352,459
Expeditors International of Washington, Inc.	11,594	1,284,267
United Parcel Service, Inc., Class B	10,472	1,320,519
		3,957,245
Automobile Components - 0.4%
BorgWarner, Inc.(a)	40,392	1,284,062

Biotechnology - 1.6%
AbbVie, Inc.(a)	7,854	1,395,656
BioMarin Pharmaceutical, Inc.*(a)	21,692	1,425,815
Exact Sciences Corp.*	25,806	1,450,039
Vaxcyte, Inc.*	15,334	1,255,241
		5,526,751
Capital Markets - 1.5%
Cboe Global Markets, Inc.(a)	6,732	1,315,433
CME Group, Inc.(a)	6,358	1,476,518
MarketAxess Holdings, Inc.	5,236	1,183,546
Virtu Financial, Inc., Class A	38,522	1,374,465
		5,349,962
Chemicals - 2.1%
Air Products and Chemicals, Inc.	4,114	1,193,225
Celanese Corp., Class A	18,700	1,294,227
CF Industries Holdings, Inc.(a)	16,082	1,372,116
FMC Corp.(a)	23,188	1,127,169
LyondellBasell Industries NV, Class A	16,830	1,249,964
Scotts Miracle-Gro Co. (The)	17,204	1,141,313
		7,378,014
Commercial Services & Supplies - 1.1%
Republic Services, Inc., Class A(a)	6,358	1,279,102
Tetra Tech, Inc.	34,408	1,370,815
Waste Management, Inc.(a)	6,358	1,282,981
		3,932,898
Communications Equipment - 1.6%
Cisco Systems, Inc.(a)	23,936	1,417,011
F5, Inc.*(a)	5,610	1,410,747
Juniper Networks, Inc.(a)	39,270	1,470,662
Motorola Solutions, Inc.(a)	2,992	1,382,992
		5,681,412
Consumer Finance - 0.4%
FirstCash Holdings, Inc.(a)	13,090	1,356,124

Containers & Packaging - 1.9%
Amcor plc(a)	135,014	1,270,482
Crown Holdings, Inc.(a)	15,334	1,267,968
Packaging Corp. of America(a)	5,610	1,262,979
Silgan Holdings, Inc.(a)	24,684	1,284,802
Sonoco Products Co.	27,302	1,333,703
		6,419,934

Investments	Shares	Value ($)
Distributors - 0.4%
Genuine Parts Co.(a)	10,846	1,266,379

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.*	12,342	1,368,111
H&R Block, Inc.(a)	23,936	1,264,778
		2,632,889
Diversified REITs - 0.4%
WP Carey, Inc., REIT(a)	24,684	1,344,784

Diversified Telecommunication Services - 1.6%
AT&T, Inc.(a)	61,336	1,396,621
Frontier Communications Parent, Inc.*	40,766	1,414,580
Iridium Communications, Inc.	47,124	1,367,539
Verizon Communications, Inc.(a)	32,164	1,286,238
		5,464,978
Electric Utilities - 1.9%
Duke Energy Corp.(a)	12,342	1,329,727
Entergy Corp.	18,700	1,417,834
Eversource Energy	22,066	1,267,250
Exelon Corp.	36,278	1,365,504
Xcel Energy, Inc.(a)	19,822	1,338,382
		6,718,697

Electronic Equipment, Instruments & Components - 1.9%
Arrow Electronics, Inc.*(a)	11,594	1,311,513
Avnet, Inc.(a)	25,806	1,350,170
Corning, Inc.(a)	29,172	1,386,254
Crane NXT Co.(a)	22,814	1,328,231
Teledyne Technologies, Inc.*(a)	2,992	1,388,677
		6,764,845
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A(a)	32,538	1,334,709

Entertainment - 0.4%
Endeavor Group Holdings, Inc., Class A	47,124	1,474,510

Food Products - 3.1%
Campbell’s Co. (The)(a)	30,668	1,284,376
Conagra Brands, Inc.	51,612	1,432,233
Flowers Foods, Inc.(a)	62,458	1,290,382
General Mills, Inc.(a)	21,692	1,383,299
Kraft Heinz Co. (The)(a)	44,132	1,355,294
McCormick & Co., Inc. (Non-Voting)(a)	18,326	1,397,174
Pilgrim’s Pride Corp.*	28,050	1,273,189
Tyson Foods, Inc., Class A	22,066	1,267,471
		10,683,418
Ground Transportation - 0.4%
CSX Corp.(a)	38,522	1,243,105

Health Care Equipment & Supplies - 1.1%
Dentsply Sirona, Inc.	72,556	1,377,113
Hologic, Inc.*	17,952	1,294,160
Inspire Medical Systems, Inc.*	7,106	1,317,310
		3,988,583

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	11,594	1,371,222
Cencora, Inc.(a)	5,984	1,344,485
Centene Corp.*(a)	23,188	1,404,729
Chemed Corp.(a)	2,618	1,387,016
Cigna Group (The)(a)	4,114	1,136,040
CVS Health Corp.	23,562	1,057,698
Elevance Health, Inc.(a)	3,366	1,241,717
Humana, Inc.(a)	4,488	1,138,651
Quest Diagnostics, Inc.(a)	8,602	1,297,698
UnitedHealth Group, Inc.(a)	2,244	1,135,150
		12,514,406
Health Care REITs - 0.8%
Omega Healthcare Investors, Inc., REIT(a)	35,156	1,330,655
Welltower, Inc., REIT(a)	10,472	1,319,786
		2,650,441
Hotels, Restaurants & Leisure - 3.5%
Aramark(a)	33,660	1,255,855
Choice Hotels International, Inc.	9,350	1,327,513
Darden Restaurants, Inc.(a)	8,228	1,536,085
McDonald’s Corp.(a)	4,862	1,409,445
Texas Roadhouse, Inc., Class A(a)	7,106	1,282,136
Wendy’s Co. (The)(a)	76,296	1,243,625
Wyndham Hotels & Resorts, Inc.(a)	14,586	1,470,123
Wynn Resorts Ltd.	15,334	1,321,177
Yum! Brands, Inc.(a)	10,472	1,404,923
		12,250,882
Household Durables - 0.8%
Garmin Ltd.	6,732	1,388,542
Newell Brands, Inc.(a)	147,356	1,467,666
		2,856,208
Household Products - 0.4%
Church & Dwight Co., Inc.(a)	12,716	1,331,492

Industrial Conglomerates - 0.4%
Honeywell International, Inc.(a)	5,984	1,351,726

Industrial REITs - 0.4%
Americold Realty Trust, Inc., REIT	59,092	1,264,569

Insurance - 10.3%
Aflac, Inc.	12,342	1,276,656
Allstate Corp. (The)(a)	7,106	1,369,966
Aon plc, Class A(a)	3,740	1,343,258
Arch Capital Group Ltd.(a)	14,212	1,312,478
Assurant, Inc.(a)	6,358	1,355,653
Axis Capital Holdings Ltd.(a)	15,708	1,392,043
Brown & Brown, Inc.(a)	12,716	1,297,286
Chubb Ltd.(a)	4,862	1,343,371
Cincinnati Financial Corp.(a)	8,976	1,289,851
CNA Financial Corp.	28,424	1,374,869
Everest Group Ltd.(a)	3,740	1,355,600
Hanover Insurance Group, Inc. (The(a)	8,602	1,330,385
Hartford Financial Services Group, Inc. (The)(a)	11,594	1,268,384
Loews Corp.(a)	16,456	1,393,659
Markel Group, Inc.*(a)	748	1,291,220

Investments	Shares	Value ($)
Marsh & McLennan Cos., Inc.(a)	5,984	1,271,061
Old Republic International Corp.(a)	36,652	1,326,436
Progressive Corp. (The)(a)	5,236	1,254,598
Reinsurance Group of America, Inc(a)	5,984	1,278,362
RenaissanceRe Holdings Ltd.(a)	5,236	1,302,769
RLI Corp.(a)	7,854	1,294,575
Ryan Specialty Holdings, Inc., Class A(a)	19,074	1,223,788
Travelers Cos., Inc. (The)(a)	5,610	1,351,393
Unum Group(a)	18,700	1,365,661
W R Berkley Corp.(a)	22,440	1,313,189
White Mountains Insurance Group Ltd.(a)	748	1,454,905
Willis Towers Watson plc(a)	4,488	1,405,821
		35,837,237
Interactive Media & Services - 0.4%
Match Group, Inc.*(a)	43,384	1,419,091

IT Services - 3.6%
Accenture plc, Class A(a)	4,114	1,447,264
Akamai Technologies, Inc.*(a)	14,960	1,430,924
Amdocs Ltd.(a)	16,082	1,369,222
ASGN, Inc.*(a)	15,334	1,277,936
Cognizant Technology Solutions Corp., Class A(a)	17,578	1,351,748
DXC Technology Co.*	62,832	1,255,383
EPAM Systems, Inc.*	5,610	1,311,730
International Business Machines Corp.(a)	6,358	1,397,679
VeriSign, Inc.*(a)	7,854	1,625,464
		12,467,350
Leisure Products - 0.4%
Mattel, Inc.*	74,426	1,319,573

Machinery - 2.2%
AGCO Corp.	13,838	1,293,576
Allison Transmission Holdings, Inc.(a)	11,968	1,293,262
CNH Industrial NV	111,826	1,266,989
Deere & Co.	2,992	1,267,710
Otis Worldwide Corp.	13,838	1,281,537
Timken Co. (The)	18,326	1,307,927
		7,711,001
Media - 0.4%
Fox Corp., Class A(a)	30,668	1,489,851

Multi-Utilities - 1.5%
Ameren Corp.(a)	15,334	1,366,873
CMS Energy Corp.(a)	20,196	1,346,063
Consolidated Edison, Inc.(a)	14,212	1,268,137
Dominion Energy, Inc.	24,310	1,309,337
		5,290,410
Oil, Gas & Consumable Fuels - 2.7%
APA Corp.	62,458	1,442,155
Cheniere Energy, Inc.(a)	6,358	1,366,143
Devon Energy Corp.(a)	37,026	1,211,861
Diamondback Energy, Inc.(a)	7,854	1,286,721
Exxon Mobil Corp.(a)	11,968	1,287,398
Kinder Morgan, Inc.(a)	50,864	1,393,674
Occidental Petroleum Corp.(a)	28,050	1,385,950
		9,373,902

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Passenger Airlines - 1.8%
Alaska Air Group, Inc.*	26,554	1,719,371
American Airlines Group, Inc.*	94,996	1,655,780
Southwest Airlines Co.	43,758	1,471,144
United Airlines Holdings, Inc.*	14,586	1,416,301
		6,262,596
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.(a)	23,936	1,353,820
Johnson & Johnson(a)	8,976	1,298,109
Perrigo Co. plc	49,742	1,278,867
Pfizer, Inc.(a)	54,230	1,438,722
Royalty Pharma plc, Class A	53,482	1,364,326
		6,733,844
Professional Services - 4.2%
Automatic Data Processing, Inc.(a)	4,488	1,313,772
Broadridge Financial Solutions, Inc.	5,984	1,352,923
CACI International, Inc., Class A*(a)	2,992	1,208,948
Clarivate plc*	246,466	1,252,047
Dun & Bradstreet Holdings, Inc.	111,078	1,384,032
FTI Consulting, Inc.*(a)	7,106	1,358,170
Jacobs Solutions, Inc.(a)	10,098	1,349,295
ManpowerGroup, Inc.(a)	21,692	1,252,062
Paychex, Inc.(a)	9,724	1,363,499
Science Applications International Corp.(a)	11,594	1,295,977
Verisk Analytics, Inc., Class A	4,862	1,339,141
		14,469,866
Residential REITs - 0.8%
Equity LifeStyle Properties, Inc., REIT(a)	19,822	1,320,145
Sun Communities, Inc., REIT	10,846	1,333,733
		2,653,878
Retail REITs - 1.2%
Agree Realty Corp., REIT(a)	18,700	1,317,415
Realty Income Corp., REIT(a)	24,684	1,318,372
Regency Centers Corp., REIT(a)	19,074	1,410,141
		4,045,928
Software - 3.9%
Aspen Technology, Inc.*(a)	5,610	1,400,424
CCC Intelligent Solutions Holdings, Inc.*(a)	111,078	1,302,945
Dolby Laboratories, Inc., Class A(a)	17,578	1,372,842
Dynatrace, Inc.*	25,432	1,382,229
Guidewire Software, Inc.*	7,106	1,197,930
Informatica, Inc., Class A*	53,856	1,396,486
Microsoft Corp.(a)	3,366	1,418,769
Pegasystems, Inc.	14,960	1,394,272
Roper Technologies, Inc.(a)	2,618	1,360,967
Tyler Technologies, Inc.*	2,244	1,293,980
		13,520,844
Specialized REITs - 1.1%
Crown Castle, Inc., REIT	13,464	1,221,993
Gaming and Leisure Properties, Inc., REIT(a)	27,676	1,332,876
VICI Properties, Inc., Class A, REIT(a)	43,384	1,267,246
		3,822,115

Investments	Shares	Value ($)
Specialty Retail - 1.5%
AutoZone, Inc.*(a)	374	1,197,548
Best Buy Co., Inc.	15,334	1,315,657
Murphy USA, Inc.(a)	2,618	1,313,581
O’Reilly Automotive, Inc.*(a)	1,122	1,330,468
		5,157,254

Technology Hardware, Storage & Peripherals - 0.3%
HP, Inc.(a)	35,904	1,171,548

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.(a)	16,082	1,349,762
Lululemon Athletica, Inc.*(a)	4,488	1,716,256
NIKE, Inc., Class B	17,952	1,358,428
VF Corp.(a)	69,190	1,484,818
		5,909,264
Tobacco - 0.8%
Altria Group, Inc.	25,058	1,310,283
Philip Morris International, Inc.	10,846	1,305,316
		2,615,599
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.(a)	5,984	1,320,848

Total Common Stocks (Cost $271,557,579)		267,202,161

Total Long Positions (Cost $271,557,579)		267,202,161

Short Positions - (74.8)%

Common Stocks - (74.8)%

Aerospace & Defense - (0.8)%
Axon Enterprise, Inc.	(2,244)	(1,333,654)
General Electric Co.	(7,854)	(1,309,969)
		(2,643,623)
Automobile Components - (0.4)%
Mobileye Global, Inc., Class A	(76,296)	(1,519,816)

Automobiles - (1.3)%
Ford Motor Co.	(123,794)	(1,225,560)
Rivian Automotive, Inc., Class A	(121,550)	(1,616,615)
Tesla, Inc.	(4,114)	(1,661,398)
		(4,503,573)
Banks - (2.1)%
Comerica, Inc.	(19,448)	(1,202,859)
Pinnacle Financial Partners, Inc.	(10,846)	(1,240,674)
Synovus Financial Corp.	(23,936)	(1,226,241)
Webster Financial Corp.	(22,440)	(1,239,137)
Western Alliance Bancorp	(14,586)	(1,218,514)
Zions Bancorp NA	(22,814)	(1,237,660)
		(7,365,085)
Beverages - (0.4)%
Celsius Holdings, Inc.	(47,498)	(1,251,097)

Biotechnology - (3.0)%
Arrowhead Pharmaceuticals, Inc.	(75,174)	(1,413,271)
Blueprint Medicines Corp.	(14,960)	(1,304,811)
CRISPR Therapeutics AG	(28,050)	(1,104,048)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Denali Therapeutics, Inc.	(57,596)	(1,173,807)
Halozyme Therapeutics, Inc.	(29,546)	(1,412,594)
Natera, Inc.	(8,602)	(1,361,697)
Sarepta Therapeutics, Inc.	(12,342)	(1,500,664)
Vertex Pharmaceuticals, Inc.	(2,992)	(1,204,878)
		(10,475,770)
Building Products - (1.7)%
Advanced Drainage Systems, Inc.	(10,472)	(1,210,563)
Builders FirstSource, Inc.	(7,480)	(1,069,116)
Carrier Global Corp.	(17,952)	(1,225,404)
Trane Technologies plc	(3,366)	(1,243,232)
Trex Co., Inc.	(18,326)	(1,265,044)
		(6,013,359)
Capital Markets - (5.7)%
Ameriprise Financial, Inc.	(2,618)	(1,393,902)
Ares Management Corp.	(7,854)	(1,390,394)
Blackrock, Inc.	(1,496)	(1,533,565)
Blackstone, Inc.	(7,480)	(1,289,702)
Blue Owl Capital, Inc., Class A	(57,970)	(1,348,382)
Carlyle Group, Inc. (The)	(25,806)	(1,302,945)
Coinbase Global, Inc., Class A	(4,488)	(1,114,370)
Evercore, Inc., Class A	(4,488)	(1,244,029)
Goldman Sachs Group, Inc. (The)	(2,244)	(1,284,959)
Janus Henderson Group plc	(31,042)	(1,320,216)
KKR & Co., Inc.	(8,976)	(1,327,640)
Morgan Stanley	(10,472)	(1,316,540)
Robinhood Markets, Inc., Class A	(37,400)	(1,393,524)
T. Rowe Price Group, Inc.	(11,594)	(1,311,165)
TPG, Inc., Class A	(19,822)	(1,245,614)
		(19,816,947)
Chemicals - (1.3)%
Albemarle Corp.	(12,716)	(1,094,593)
Chemours Co. (The)	(64,328)	(1,087,143)
Olin Corp.	(32,538)	(1,099,785)
Sherwin-Williams Co. (The)	(3,366)	(1,144,204)
		(4,425,725)
Communications Equipment - (0.8)%
Arista Networks, Inc.	(13,464)	(1,488,176)
Lumentum Holdings, Inc.	(16,082)	(1,350,084)
		(2,838,260)
Construction & Engineering - (2.2)%
API Group Corp.	(37,026)	(1,331,825)
Comfort Systems USA, Inc.	(2,992)	(1,268,788)
EMCOR Group, Inc.	(2,618)	(1,188,310)
MasTec, Inc.	(9,724)	(1,323,825)
Quanta Services, Inc.	(4,114)	(1,300,230)
WillScot Holdings Corp.	(36,652)	(1,226,009)
		(7,638,987)
Construction Materials - (0.3)%
Eagle Materials, Inc.	(4,488)	(1,107,459)

Consumer Finance - (0.8)%
Credit Acceptance Corp.	(2,992)	(1,404,624)
SoFi Technologies, Inc.	(89,760)	(1,382,304)
		(2,786,928)

Consumer Staples Distribution & Retail - (2.4)%
Costco Wholesale Corp.	(1,496)	(1,370,740)
Dollar Tree, Inc.	(20,196)	(1,513,488)
Maplebear, Inc.	(32,538)	(1,347,724)

Investments	Shares	Value ($)
Performance Food Group Co.	(16,082)	(1,359,733)
US Foods Holding Corp.	(20,196)	(1,362,422)
Walgreens Boots Alliance, Inc.	(155,584)	(1,451,599)
		(8,405,706)
Diversified Consumer Services - (0.4)%
Duolingo, Inc., Class A	(4,114)	(1,333,882)

Electric Utilities - (0.8)%
Constellation Energy Corp.	(5,610)	(1,255,013)
NRG Energy, Inc.	(15,334)	(1,383,434)
		(2,638,447)
Electrical Equipment - (2.5)%
Eaton Corp. plc	(3,740)	(1,241,194)
Generac Holdings, Inc.	(7,480)	(1,159,774)
Hubbell, Inc.	(2,992)	(1,253,319)
NEXTracker, Inc., Class A	(34,782)	(1,270,586)
nVent Electric plc	(17,952)	(1,223,608)
Sunrun, Inc.	(122,298)	(1,131,257)
Vertiv Holdings Co., Class A	(10,846)	(1,232,214)
		(8,511,952)

Electronic Equipment, Instruments & Components - (0.8)%
Coherent Corp.	(14,212)	(1,346,303)
Fabrinet	(6,358)	(1,397,997)
		(2,744,300)
Energy Equipment & Services - (0.7)%
Noble Corp. plc	(41,140)	(1,291,796)
Weatherford International plc	(16,830)	(1,205,533)
		(2,497,329)
Entertainment - (1.2)%
Liberty Media Corp-Liberty Live, Class C	(19,448)	(1,323,631)
Netflix, Inc.	(1,496)	(1,333,414)
Roku, Inc., Class A	(20,570)	(1,529,174)
		(4,186,219)
Financial Services - (2.5)%
Affirm Holdings, Inc., Class A	(20,196)	(1,229,936)
Apollo Global Management, Inc.	(8,228)	(1,358,937)
Block, Inc., Class A	(15,708)	(1,335,023)
Rocket Cos., Inc., Class A	(96,866)	(1,090,711)
Shift4 Payments, Inc., Class A	(12,716)	(1,319,667)
Toast, Inc., Class A	(32,912)	(1,199,642)
UWM Holdings Corp.	(219,912)	(1,290,883)
		(8,824,799)
Food Products - (0.3)%
Darling Ingredients, Inc.	(35,156)	(1,184,406)

Gas Utilities - (0.7)%
MDU Resources Group, Inc.	(69,938)	(1,260,283)
Southwest Gas Holdings, Inc.	(17,952)	(1,269,386)
		(2,529,669)
Ground Transportation - (1.0)%
Avis Budget Group, Inc.	(13,090)	(1,055,185)
Lyft, Inc., Class A	(78,914)	(1,017,991)
XPO, Inc.	(9,350)	(1,226,252)
		(3,299,428)
Health Care Equipment & Supplies - (2.3)%
Align Technology, Inc.	(5,984)	(1,247,724)
Edwards Lifesciences Corp.	(19,822)	(1,467,423)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Haemonetics Corp.	(16,082)	(1,255,683)
IDEXX Laboratories, Inc.	(3,366)	(1,391,639)
Insulet Corp.	(5,236)	(1,366,962)
ResMed, Inc.	(5,610)	(1,282,951)
		(8,012,382)
Health Care Providers & Services - (0.7)%
Guardant Health, Inc.	(40,018)	(1,222,550)
Tenet Healthcare Corp.	(9,724)	(1,227,460)
		(2,450,010)
Health Care REITs - (0.4)%
Alexandria Real Estate Equities, Inc., REIT	(12,716)	(1,240,446)

Health Care Technology - (0.8)%
Doximity, Inc., Class A	(28,798)	(1,537,525)
Veeva Systems, Inc., Class A	(6,358)	(1,336,770)
		(2,874,295)
Hotel & Resort REITs - (0.4)%
Host Hotels & Resorts, Inc., REIT	(76,670)	(1,343,258)

Hotels, Restaurants & Leisure - (2.9)%
Caesars Entertainment, Inc.	(35,904)	(1,199,912)
Carnival Corp.	(56,100)	(1,398,012)
Cava Group, Inc.	(9,724)	(1,096,867)
DraftKings, Inc., Class A	(32,912)	(1,224,326)
Dutch Bros, Inc., Class A	(27,302)	(1,430,079)
Light & Wonder, Inc.	(14,212)	(1,227,632)
Norwegian Cruise Line Holdings Ltd.	(51,986)	(1,337,600)
Wingstop, Inc.	(4,114)	(1,169,199)
		(10,083,627)
Household Durables - (0.6)%
Toll Brothers, Inc.	(8,602)	(1,083,422)
TopBuild Corp.	(3,366)	(1,047,970)
		(2,131,392)
Independent Power and Renewable Electricity Producers - (1.1)%
AES Corp. (The)	(107,338)	(1,381,440)
Clearway Energy, Inc., Class C	(48,994)	(1,273,844)
Vistra Corp.	(9,350)	(1,289,085)
		(3,944,369)
Industrial REITs - (0.4)%
Prologis, Inc., REIT	(11,968)	(1,265,018)

Insurance - (0.8)%
Globe Life, Inc.	(12,716)	(1,418,089)
Lincoln National Corp.	(39,644)	(1,257,111)
		(2,675,200)
Interactive Media & Services - (1.1)%
IAC, Inc.	(29,172)	(1,258,480)
Pinterest, Inc., Class A	(46,376)	(1,344,904)
Snap, Inc., Class A	(121,550)	(1,309,094)
		(3,912,478)
IT Services - (0.7)%
Cloudflare, Inc., Class A	(13,464)	(1,449,804)
MongoDB, Inc., Class A	(4,114)	(957,780)
		(2,407,584)

Investments	Shares	Value ($)
Life Sciences Tools & Services - (1.1)%
Charles River Laboratories International, Inc.	(7,106)	(1,311,768)
Illumina, Inc.	(9,724)	(1,299,418)
Medpace Holdings, Inc.	(4,114)	(1,366,794)
		(3,977,980)
Machinery - (0.8)%
Chart Industries, Inc.	(7,480)	(1,427,483)
ITT, Inc.	(8,976)	(1,282,491)
		(2,709,974)
Media - (0.7)%
Sirius XM Holdings, Inc.	(52,734)	(1,202,335)
Trade Desk, Inc. (The), Class A	(10,846)	(1,274,731)
		(2,477,066)
Metals & Mining - (1.7)%
Alcoa Corp.	(29,920)	(1,130,378)
ATI, Inc.	(23,562)	(1,296,852)
Cleveland-Cliffs, Inc.	(112,948)	(1,061,711)
Freeport-McMoRan, Inc.	(31,790)	(1,210,563)
United States Steel Corp.	(36,652)	(1,245,802)
		(5,945,306)
Multi-Utilities - (0.8)%
CenterPoint Energy, Inc.	(43,384)	(1,376,575)
Sempra	(14,960)	(1,312,291)
		(2,688,866)
Office REITs - (1.2)%
BXP, Inc., REIT	(17,204)	(1,279,289)
Kilroy Realty Corp., REIT	(33,660)	(1,361,547)
Vornado Realty Trust, REIT	(32,912)	(1,383,621)
		(4,024,457)
Oil, Gas & Consumable Fuels - (2.2)%
Antero Resources Corp.	(42,636)	(1,494,392)
EQT Corp.	(30,668)	(1,414,101)
Expand Energy Corp.	(14,212)	(1,414,805)
HF Sinclair Corp.	(33,286)	(1,166,674)
Range Resources Corp.	(39,270)	(1,412,935)
Texas Pacific Land Corp.	(748)	(827,258)
		(7,730,165)
Paper & Forest Products - (0.3)%
Louisiana-Pacific Corp.	(11,594)	(1,200,559)

Personal Care Products - (1.2)%
Coty, Inc., Class A	(187,374)	(1,304,123)
elf Beauty, Inc.	(10,846)	(1,361,715)
Estee Lauder Cos., Inc. (The), Class A	(19,448)	(1,458,211)
		(4,124,049)
Pharmaceuticals - (0.4)%
Elanco Animal Health, Inc.	(105,468)	(1,277,217)

Professional Services - (1.1)%
Dayforce, Inc.	(17,204)	(1,249,698)
Equifax, Inc.	(5,236)	(1,334,395)
TransUnion	(13,838)	(1,282,921)
		(3,867,014)

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Real Estate Management & Development - (1.8)%
CBRE Group, Inc., Class A	(10,098)	(1,325,766)
CoStar Group, Inc.	(17,578)	(1,258,409)
Howard Hughes Holdings, Inc.	(16,456)	(1,265,796)
Jones Lang LaSalle, Inc.	(4,862)	(1,230,767)
Zillow Group, Inc., Class C	(16,830)	(1,246,261)
		(6,326,999)

Semiconductors & Semiconductor Equipment - (6.4)%
Advanced Micro Devices, Inc.	(10,098)	(1,219,737)
Amkor Technology, Inc.	(52,360)	(1,345,128)
Applied Materials, Inc.	(8,228)	(1,338,120)
Broadcom, Inc.	(8,602)	(1,994,288)
GLOBALFOUNDRIES, Inc.	(31,416)	(1,348,061)
Intel Corp.	(56,848)	(1,139,802)
Lam Research Corp.	(19,074)	(1,377,715)
Marvell Technology, Inc.	(15,334)	(1,693,640)
Micron Technology, Inc.	(13,464)	(1,133,130)
MKS Instruments, Inc.	(11,968)	(1,249,340)
Monolithic Power Systems, Inc.	(2,244)	(1,327,775)
NVIDIA Corp.	(10,472)	(1,406,285)
Onto Innovation, Inc.	(8,602)	(1,433,695)
Power Integrations, Inc.	(20,570)	(1,269,169)
Rambus, Inc.	(24,684)	(1,304,796)
Teradyne, Inc.	(12,716)	(1,601,199)
		(22,181,880)
Software - (2.0)%
AppLovin Corp., Class A	(4,488)	(1,453,349)
Crowdstrike Holdings, Inc., Class A	(3,740)	(1,279,679)
Palantir Technologies, Inc., Class A	(21,692)	(1,640,566)
UiPath, Inc., Class A	(97,240)	(1,235,920)
Zscaler, Inc.	(6,732)	(1,214,520)
		(6,824,034)
Specialized REITs - (0.4)%
Extra Space Storage, Inc., REIT	(8,228)	(1,230,909)

Specialty Retail - (2.4)%
CarMax, Inc.	(16,456)	(1,345,442)
Carvana Co., Class A	(5,610)	(1,140,850)
Chewy, Inc., Class A	(40,766)	(1,365,253)
Dick’s Sporting Goods, Inc.	(6,732)	(1,540,551)
GCI Liberty, Inc. Escrow‡	(6,956)	—
RH	(3,740)	(1,472,027)
Wayfair, Inc., Class A	(29,172)	(1,292,903)
		(8,157,026)

Technology Hardware, Storage & Peripherals - (0.6)%
Dell Technologies, Inc., Class C	(9,724)	(1,120,594)
Super Micro Computer, Inc.	(36,652)	(1,117,153)
		(2,237,747)
Textiles, Apparel & Luxury Goods - (1.2)%
Capri Holdings Ltd.	(59,466)	(1,252,354)
Crocs, Inc.	(13,090)	(1,433,748)
Deckers Outdoor Corp.	(7,106)	(1,443,157)
		(4,129,259)

Investments	Shares	Value ($)
Trading Companies & Distributors - (2.2)%
Core & Main, Inc., Class A	(29,546)	(1,504,187)
FTAI Aviation Ltd.	(8,228)	(1,185,161)
SiteOne Landscape Supply, Inc.	(10,098)	(1,330,613)
United Rentals, Inc.	(1,496)	(1,053,842)
Watsco, Inc.	(2,618)	(1,240,644)
WESCO International, Inc.	(6,732)	(1,218,223)
		(7,532,670)
Total Common Stocks (Proceeds $(276,356,851))		(259,526,002)

Total Short Positions (Proceeds $(276,356,851))		(259,526,002)

Total Investments - 2.2% (Net Cost and Proceeds $(4,799,272))		7,676,159
Other assets less liabilities - 97.8%		339,263,286
Net Assets - 100.0%		346,939,445

*Non-income producing security.

(a)All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $149,521,491.

‡Security fair valued as of December 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

As of December 31, 2024, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,371,170
Aggregate gross unrealized depreciation	(46,472,693)
Net unrealized appreciation	$(7,101,523)
Federal income tax cost of investments (including derivative contracts, if any)	$17,859,162

See accompanying notes to the financial statements.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2024

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Cash Collateral (Received) Pledged ($)	Net Amount(5) ($)
USD 46,790,512	10/1/2025	Morgan Stanley	4.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	7,829,520	—	7,829,520
USD (51,855,276)	10/1/2025	Morgan Stanley	3.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(4,748,040)	4,748,040(8)	—
						3,081,480		7,829,520

(1)Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources.

(4)The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or ‘‘net’’ these amounts on its Statement of Assets and Liabilities.

(5)Represents the ‘‘uncollateralized’’ amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum ‘‘thresholds’’ that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations

USD US Dollar

See accompanying notes to the financial statements.

AGF Investments Trust

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

AGF U.S. Market Neutral Anti-Beta Fund
ASSETS:
Investments in securities, at value(1)	$267,202,161
Cash	326,661,911
Segregated cash balance with custodian for swap agreements (Note 2)	19,263,243
Segregated cash balance with broker for securities sold short (Note 2)	1,329,933
Unrealized appreciation on swap agreements	7,829,520
Receivables:	—
Dividends and interest	1,319,156
Prepaid expenses	4,140
Total Assets	623,610,064

LIABILITIES:
Securities sold short, at value(2)	$259,526,002
Unrealized depreciation on swap agreements	4,748,040
Payables:
Income distributions	12,059,686
Investment management fees, net (Note 4)	52,960
Trustee fees	27,000
Dividends on securities sold short	161,112
Accrued expenses and other liabilities	95,819
Total Liabilities	276,670,619
Net Assets	$346,939,445

NET ASSETS CONSIST OF:
Paid-in capital	514,816,777
Distributable earnings (loss)	(167,877,332)
Net Assets	$346,939,445
The Fund has an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	18,700,000
Net Asset Value	$18.55

(1) Investments in securities, at cost	$271,557,579

(2) Securities sold short, proceeds	$276,356,851

See accompanying notes to the financial statements.

AGF Investments Trust

Statement of Operations

For the Period Ended December 31, 2024 (Unaudited)

AGF U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME:
Dividend income	$3,040,809
Interest income	457,518
Interest Income on securities sold short	6,771,257
Total Investment Income	10,269,257

EXPENSES:
Dividends on securities sold short	1,903,595
Investment management fees (Note 4)	801,934
Audit and Tax fees	10,250
Legal fees	164,266
Custody fees	14,526
Index fees	6,708
Chief Compliance Officer fees	34,500
Treasurer fees	37,500
Printing and Shareholder report fees	23,725
Listing fees	5,027
Accounting fees	29,566
Trustee fees	54,035
Administration fees (Note 5)	46,543
Other fees	5,032
Total Expenses before Adjustments	3,137,207
Less: waivers by Adviser (Note 4)	(432,066)
Total Expenses after Adjustments	2,705,141
Net Investment Income (Loss)	7,564,443

NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	16,519,451
In-kind redemptions of investments	19,342,847
Securities sold short	(40,513,340)
Expiration or closing of swap agreements	(3,897,247)
Net Realized Gain (Loss)	(8,548,289)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(8,986,549)
Securities sold short	(8,177,967)
Swap agreements	246,150
Net Change in Unrealized Appreciation (Depreciation)	(16,918,366)
Net Realized and Unrealized Gain (Loss)	(25,466,655)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,902,212)

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Changes in Net Assets

	AGF U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS:
Net investment income (loss)	$7,564,443	$10,544,068
Net realized gain (loss)	(8,548,289)	(18,574,077)
Net change in unrealized appreciation (depreciation)	(16,918,366)	28,436,582
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,902,212)	20,406,573

DISTRIBUTIONS (Note 2):
Distributable earnings	(12,059,686)	(14,312,526)
Total Distributions	(12,059,686)	(14,312,526)

CAPITAL TRANSACTIONS:(1)
Proceeds from shares issued	284,831,954	205,489,211
Cost of shares redeemed	(157,505,831)	(200,519,706)
Net Increase (Decrease) from Capital Transactions	127,326,123	4,969,505
Total Increase (Decrease) in Net Assets	97,364,225	11,063,552

NET ASSETS:
Beginning of period	$249,575,220	$238,511,668
End of Period	$346,939,445	$249,575,220

SHARE TRANSACTIONS:
Beginning of period/year	12,750,000	12,700,000
Shares issued in-kind	14,000,000	10,700,000
Shares redeemed in-kind	(8,050,000)	(10,650,000)
Shares Outstanding, End of Period/Year	18,700,000	12,750,000

(1)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

See accompanying notes to the financial statements.

AGF Investments Trust

Financial Highlights for a share outstanding throughout the periods indicated

	PER SHARE OPERATING PERFORMANCE										RATIOS/SUPPLEMENTAL DATA
	Investment Operations				Distributions						Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(9)	Net asset value, end of period	Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
AGF U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/24 (unaudited)	$19.57	$0.42	$(0.81)	$(0.39)	$(0.64)	$—	$—	$(0.64)	$0.01	$18.55	0.45%	1.52%	1.76%	4.25%	4.00%	4.25%	$0.42	-1.95%	-2.26%	45%	176%	$346,939
Year ended June 30, 2024	18.78	0.78	1.03	1.81	(1.04)	—	—	(1.04)	0.02	19.57	0.45	1.58	1.88	4.09	3.80	4.09	0.78	10.77	11.12	76	267	249,575
Year ended June 30, 2023	21.73	0.82	(3.59)	(2.77)	(0.21)	—	—	(0.21)	0.03	18.78	0.45	1.43	1.69	4.03	3.77	4.03	0.82	-12.71	-13.05	118	367	238,512
Year ended June 30, 2022	16.89	—(8)	4.82	4.82	—	—	—	—	0.02	21.73	0.45	1.54	2.06	0.02	(0.50)	0.02	—(8)	28.66	28.93	145	321	181,464
Year ended June 30, 2021	24.25	(0.22)	(7.16)	(7.38)	—	—	—	—	0.02	16.89	0.45	2.53	3.01	(1.09)	(1.57)	(1.09)	(0.22)	-30.35	-30.45	35	225	98,821
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)	0.04	24.25	0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)Per share amount is less than $0.01.

(9)Includes transaction fees associated with the issuance and redemption of Creation Units.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Fund during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Fund during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

AGF Investments Trust

Notes to Financial Statements

December 31, 2024

1. Organization

AGF Investments Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of the AGF U.S. Market Neutral Anti-Beta Fund, (the “Fund”). AGF Investments LLC (the “Adviser”) is the investment adviser to the Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to provide a consistent negative beta exposure to the U.S equity market. The Fund will invest primarily in long positions in low beta U.S equities and short positions in high beta U.S equities on a dollar neutral basis, within sectors. There can be no assurance that the Fund will achieve its investment objective. The Fund is classified as a “diversified” Fund within the meaning of the 1940 Act.

2. Significant Accounting Policies

The Fund, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The NAV of the Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.

The value of the Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s and Adviser’s valuation procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as “Valuation Designee” to perform fair value determinations with respect to all the investments of the Fund as well as to perform all the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser has established a Valuation Committee (“Committee”) and may carry out its responsibilities as Valuation Designee with respect to the Fund through the Committee, pursuant to policies and procedures approved by the Board. The Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets and providing such information to the Adviser as Valuation Designee.

The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2024 for the Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks**	$267,202,161	$—	$—*	$267,202,161
Liabilities
Common Stocks**	$ (259,526,002)	$—	$ —	$ (259,526,002)
Total Investments	$7,676,159	$—	$—*	$7,676,159
Other Financial Instruments
Assets
Swap Agreement***	$ —	$ 7,829,520	$ —	$ 7,829,520
Liabilities
Swap Agreement***	$—	$(4,748,040)	$—	$(4,748,040)
Total Other Financial Instruments	$—	$3,081,480	$—	$3,081,480

*Security has zero value.

**See Schedule of Investments for segregation by industry.

***The information in this table is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Derivatives Regulatory Matters

Pursuant to Commodity Futures Trading Commission-imposed limitations on commodities trading by certain regulated entities, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), the Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Because the Fund is expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration requirements of the CEA.

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance. For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Subject to certain exceptions, the derivatives rule requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives users” exception that is included in the derivatives rule. Under the derivatives rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the derivatives rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the Investment Company Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the Investment Company Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and unfunded commitments as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these requirements on the Fund. The Adviser intends to monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

Short Sales

The Fund enters into short sales. A short sale is a transaction in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

The Fund is required to comply with the derivatives rule when it engages in short sales.

Swap Agreements

The Fund may enter into swap agreements. The Fund currently enters into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Fund will be two-party contracts. In connection with the Fund’s positions in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In as much as these transactions are entered into for hedging purposes or are offset by

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

cash or liquid assets identified on the Fund’s books to cover its exposure, the Fund and the Adviser believe that these transactions will not constitute senior securities within the meaning of the 1940 Act, and will not be subject to the Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swap agreements.

In the normal course of business, the Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund triggers such provisions and has open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The following represents the average monthly outstanding swap contracts for the period ended December 31, 2024:

Fund	Average Notional Amount Long	Average Notional Amount Short
AGF U.S. Market Neutral Anti-Beta Fund	$57,176,419	$(56,815,587)

The following table indicates the location of derivative-related items on the Statement of Assets and Liabilities as well as the effect of derivative instruments on the Statement of Operations for the period ended December 31, 2024:

Fair Value of Derivative Instruments as of December 31, 2024
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Interest Rate	Swap agreements	Unrealized appreciation/depreciation on swap agreements
AGF U.S. Market Neutral Anti-Beta Fund				$7,829,520	$4,748,040

The Effect of Derivative Instruments on the Statement of Operations as of December 31, 2024
Fund	Risk Type	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Interest Rate	Swap agreements
AGF U.S. Market Neutral Anti-Beta Fund			$(3,897,247)	$246,150

Taxes and Distributions

The Fund intends to qualify (or continue to qualify) as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent that the Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2024. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended December 31, 2024.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Large, non-recurring dividends recognized by the Fund, if any, are presented separately on the Statement of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Fund’s assets and administers the affairs of the Fund under the oversight of the Board of Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive the fees and reimburse expenses of the Fund until at least November 1, 2027, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for the Fund (the “Expense Cap”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected separately on the Fund’s financial statements. This undertaking can only be changed with the approval of the Board of Trustees of the Fund.

For the period ended December 31, 2024, management fee waivers were $432,066.

The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statement of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the Fund, or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2024, the Fund did not repay expenses to the Adviser.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

As of December 31, 2024, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2025	2026	2027	2028
AGF U.S. Market Neutral Anti-Beta Fund	$294,727	$885,030	$757,399	$432,066	$2,369,222

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent, transfer agent and custodian to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Fund; the Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Fund under the service agreement. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Fund as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

6. Distribution and Fund Officers

Foreside Fund Services, LLC serves as the Fund’s distributor (the ‘‘Distributor’’). The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (‘‘Service Providers’’). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Fund. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or the Fund, or which securities are to be purchased or sold by the Trust or the Fund.

7. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with its purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.

The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Fund’s Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund’s Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund’s custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statement of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statement of Changes in Net Assets for the period ended December 31, 2024 was $243,152.

8. Investment Transactions

For the period ended December 31, 2024, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGF U.S. Market Neutral Anti-Beta Fund	$130,875,138	$381,062,546	$195,297,705	$375,882,425

9. In-Kind Transactions

During the period presented in this report, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2024, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions was $134,117,190 and $19,342,847 respectively.

During the period, the Fund received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2024, the value of the securities received for subscriptions was $231,504,426.

10. Principal Investment Risks

This section discusses certain principal risks encountered by the Fund. The Fund may be subject to additional principal risks. A more complete description of the principal risks is included in the Fund’s prospectus.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of the Fund’s shares.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

Single Factor Risk: The Fund invests in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Anti-Beta Risk: Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent the Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for the fund that invests in securities or instruments that have lower trading volumes.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Derivatives Risk: The Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests and can be subject to increased market risk as a result of investing in derivatives. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. The Fund may also not be able to exercise remedies, such as the termination of transactions and netting of obligations, and realization on collateral could be stayed or eliminated under special resolutions adopted in various jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

Flash Crash Risk: An exchange or market may close or issue trading halts on specific securities. In such circumstances, the Fund may be unable to accurately price its investments and/or may incur substantial trading losses. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.

Leverage Risk: The use of short selling and swap agreements allows the Fund to obtain investment exposures greater than its NAV by a significant amount, i.e., use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below its NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of the Fund.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: Short sales are transactions in which the Fund sells securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2024

in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

11. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

12. New Accounting Pronouncement

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07’’). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM’’), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the impact of adopting this guidance with respect to the financial statements and disclosures.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements.

AGF Investments Trust

Miscellaneous Information (Unaudited)

December 31, 2024

AGF Investments Trust

Miscellaneous Information (Unaudited)

Proxy Voting Information

A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Fund’s Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the AGF Fund’s website at www.agf.com/us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) their daily net asset value (NAV) is available, without charge, on the Fund’s website at https://www.agf.com/us/products/btal/index.jsp.

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited)

December 31, 2024

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited)

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Response: This is not applicable to the Registrant for the period.

Item 9 – Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)The date of the meeting and whether it was an annual or special meeting.

(2)If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.

(3)A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: This is not applicable to the Registrant for the period.

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)All directors and all members of any advisory board for regular compensation;

(2)Each director and each member of an advisory board for special compensation;

(3)All officers; and

(4)Each person of whom any officer or director of the Fund is an affiliated person.

Response: The remuneration paid by the Trust to each Independent Trustee during the period was $36,000 plus travel and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The registrant did not pay remuneration during the period to any affiliated person of any of its officers or Trustees.

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1)Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited)

December 31, 2024

AGF Investments Trust

Form N-CSR – Items 8-11 (Unaudited) (continued)

under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: This is not applicable to the Registrant for the period.

AGF Investments Trust

99 High Street, Suite 2802
Boston, MA 02110
www.agf.com/us

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the Financial Statements filed under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: This is not applicable to the registrant for the period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on their evaluation of the registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as conducted within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/William DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2025

By:
/s/Joshua Hunter
Joshua Hunter
March 4, 2025